N-4	May 10, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 10, 2024
Amendment Flag	false
Rate Sheet Prospectus [Member]
Prospectus:
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.55% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $3,947.95

Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.

3 As a percentage of Fund assets.

4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.55% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $3,947.95

Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.

3 As a percentage of Fund assets.

4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%	[1],[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.86%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.10%	[4]
Optional Benefits Maximum [Percent]	1.55%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,132.52Highest Annual Cost: $3,947.95
Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,132.52
Highest Annual Cost [Dollars]	$ 3,947.95
Rate Sheet Prospectus [Member] | Mortality and Expense Risk Charge [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.60%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).